Quarterly Report
July 31, 2023
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 93.7%
Bermuda – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)		$1,409,000	$1,381,524
Brazil – 11.2%
Federative Republic of Brazil, 0%, 1/01/2026	BRL	156,227,000	$26,106,122
Federative Republic of Brazil, 10%, 1/01/2027		154,009,000	32,340,401
			$58,446,523
Chile – 4.8%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$936,000	$882,243
Republic of Chile, 2.5%, 3/01/2025	CLP	8,500,000,000	9,616,754
Republic of Chile, 5%, 10/01/2028 (n)		7,400,000,000	8,843,575
Republic of Chile, 4.7%, 9/01/2030		4,110,000,000	4,725,070
Republic of Chile, 6%, 1/01/2043		605,000,000	794,962
			$24,862,604
China – 5.5%
China Development Bank, 3.45%, 9/20/2029	CNY	37,710,000	$5,500,072
People's Republic of China, 2.75%, 2/17/2032		33,410,000	4,699,573
People's Republic of China, 2.88%, 2/25/2033		127,860,000	18,234,066
			$28,433,711
Colombia – 6.2%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$822,249
Republic of Colombia, 7.5%, 8/26/2026		21,450,800,000	5,136,991
Republic of Colombia, 5.75%, 11/03/2027		88,704,000,000	19,463,779
Republic of Colombia, “B”, 7.75%, 9/18/2030		30,868,000,000	6,987,974
			$32,410,993
Czech Republic – 4.8%
Czech Republic, 2.4%, 9/17/2025	CZK	58,200,000	$2,530,009
Czech Republic, 2.5%, 8/25/2028		116,460,000	4,915,975
Czech Republic, 2%, 10/13/2033		432,000,000	16,457,840
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	1,000,000	1,033,834
			$24,937,658
Dominican Republic – 0.7%
Dominican Republic, 13.625%, 2/03/2033 (n)	DOP	159,700,000	$3,488,857
Egypt – 0.2%
Energean PLC, 6.5%, 4/30/2027 (n)		$1,114,000	$1,014,854
Guatemala – 0.3%
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$442,000	$412,165
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,245,000	1,148,520
			$1,560,685
Hungary – 4.5%
Republic of Hungary, 5.5%, 6/24/2025	HUF	850,600,000	$2,243,843
Republic of Hungary, 4.5%, 3/23/2028		3,550,000,000	8,870,923
Republic of Hungary, 2.25%, 4/20/2033		3,699,470,000	7,036,927
Republic of Hungary, 2.25%, 6/22/2034		2,904,370,000	5,267,117
			$23,418,810

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – 0.5%
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		$794,000	$696,824
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,720,000	1,690,760
			$2,387,584
Indonesia – 8.0%
Republic of Indonesia, 6.375%, 8/15/2028	IDR	249,401,000,000	$16,808,106
Republic of Indonesia, 9%, 3/15/2029		36,969,000,000	2,781,966
Republic of Indonesia, 7%, 9/15/2030		123,476,000,000	8,490,449
Republic of Indonesia, 6.375%, 4/15/2032		58,369,000,000	3,874,920
Republic of Indonesia, 7.5%, 8/15/2032		103,331,000,000	7,372,201
Republic of Indonesia, 8.375%, 4/15/2039		32,266,000,000	2,510,992
			$41,838,634
Israel – 0.1%
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029		$707,000	$735,976
Malaysia – 4.5%
Government of Malaysia, 3.733%, 6/15/2028	MYR	9,985,000	$2,221,434
Government of Malaysia, 4.232%, 6/30/2031		36,665,000	8,354,473
Government of Malaysia, 3.582%, 7/15/2032		27,887,000	6,041,144
Government of Malaysia, 3.757%, 5/22/2040		10,520,000	2,238,680
Government of Malaysia, 4.065%, 6/15/2050		20,945,000	4,498,216
			$23,353,947
Mexico – 11.4%
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$1,096,000	$974,541
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		764,000	668,737
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026		200,000	175,062
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	532,883
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (z)		10,311,000	576,808
United Mexican States, 10%, 12/05/2024		23,970,000	1,424,057
United Mexican States, 5%, 3/06/2025		314,300,000	17,405,031
United Mexican States, 5.75%, 3/05/2026		79,400,000	4,317,615
United Mexican States, 8.5%, 5/31/2029		21,900,000	1,286,914
United Mexican States, 7.75%, 5/29/2031		191,500,000	10,731,891
United Mexican States, 7.5%, 5/26/2033		86,400,000	4,712,605
United Mexican States, 7.75%, 11/23/2034		300,500,000	16,594,886
			$59,401,030
Morocco – 0.3%
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		$1,445,000	$1,491,962
Paraguay – 0.2%
Republic of Paraguay, 5.85%, 8/21/2033 (n)		$1,268,000	$1,271,158
Peru – 6.4%
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)	PEN	10,403,000	$2,742,189
Peru LNG, 5.375%, 3/22/2030		$1,360,000	1,096,378
Republic of Peru, 6.95%, 8/12/2031	PEN	79,216,000	22,535,329
Republic of Peru, 7.3%, 8/12/2033		22,248,000	6,415,274
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$945,000	807,591
			$33,596,761
Poland – 5.0%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$1,113,000	$894,419
Republic of Poland, 0%, 10/25/2025	PLN	64,603,000	14,386,148
Republic of Poland, 2.75%, 4/25/2028		11,332,000	2,537,843
Republic of Poland, 1.25%, 10/25/2030		12,687,000	2,418,532
Republic of Poland, 1.75%, 4/25/2032		27,898,000	5,226,283

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – continued
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	921,000	$805,049
			$26,268,274
Romania – 4.8%
Republic of Romania, 4.75%, 2/24/2025	RON	81,445,000	$17,727,183
Republic of Romania, 7.125%, 1/17/2033 (n)		$1,344,000	1,444,128
Republic of Romania, 4.25%, 4/28/2036	RON	33,230,000	5,929,845
			$25,101,156
Russia – 0.3%
Russian Federation, 7.75%, 9/16/2026 (a)(u)	RUB	354,632,000	$1,379,876
Serbia – 0.2%
Republic of Serbia, 6.5%, 9/26/2033 (n)		$1,193,000	$1,195,219
South Africa – 6.6%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$1,922,327
Republic of South Africa, 8%, 1/31/2030		133,303,000	6,683,133
Republic of South Africa, 7%, 2/28/2031		100,263,000	4,559,664
Republic of South Africa, 8.875%, 2/28/2035		121,311,000	5,641,000
Republic of South Africa, 9%, 1/31/2040		341,159,000	14,875,839
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	886,986
			$34,568,949
Sri Lanka – 0.3%
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)(d)		$2,608,000	$1,156,371
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)(n)		972,000	431,118
			$1,587,489
Thailand – 4.4%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	484,908,000	$15,528,670
Kingdom of Thailand, 1.6%, 6/17/2035		100,242,000	2,611,911
Kingdom of Thailand, 3.3%, 6/17/2038		84,884,000	2,609,611
Kingdom of Thailand, 2%, 6/17/2042		84,959,000	2,151,720
			$22,901,912
Turkey – 0.2%
Republic of Turkey, 6.875%, 3/17/2036		$1,435,000	$1,284,081
Uruguay – 2.0%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	249,281,000	$6,474,882
Oriental Republic of Uruguay, 8.25%, 5/21/2031		86,623,000	2,196,168
Oriental Republic of Uruguay, 9.75%, 7/20/2033		64,341,000	1,786,917
			$10,457,967
Total Bonds			$488,778,194
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Equity ETFs – 0.1%
iShares MSCI Emerging Markets ETF – January 2024 @ $36	Put	Goldman Sachs International	$3,901,350	930	$38,130
iShares MSCI Emerging Markets ETF – June 2024 @ $37	Put	Goldman Sachs International	6,292,500	1,500	195,000
					$233,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 5.25% (v)	21,610,725	$21,610,725

Other Assets, Less Liabilities – 2.1%		11,009,589
Net Assets – 100.0%		$521,631,638
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,610,725 and $489,011,324, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,107,682, representing 6.3% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	12/10/2014	$698,623	$576,808
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
KLIBOR	Kuala Lumpur Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SHIBOR	China Shanghai Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
WIBOR	Warsaw Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso

Portfolio of Investments (unaudited) – continued
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	9,492,691	USD	1,968,941	Barclays Bank PLC	9/01/2023	$27,879
BRL	1,673,244	USD	345,125	Deutsche Bank AG	9/05/2023	6,607
BRL	2,225,999	USD	457,467	Goldman Sachs International	9/05/2023	10,460
BRL	2,301,924	USD	450,333	JPMorgan Chase Bank N.A.	9/01/2023	33,885
CNH	17,108,266	USD	2,402,441	Deutsche Bank AG	10/20/2023	8,356
COP	2,086,713,694	USD	510,416	BNP Paribas S.A.	10/18/2023	10,725
COP	3,159,770,793	USD	761,325	Deutsche Bank AG	10/18/2023	27,805
HUF	1,047,097,132	USD	2,412,110	Morgan Stanley Capital Services, Inc.	11/21/2023	499,204
IDR	133,416,393,225	USD	8,816,020	Citibank N.A.	11/09/2023	26,263
MXN	14,159,640	USD	828,924	State Street Bank Corp.	10/20/2023	4,524
MYR	106,204,775	USD	23,089,714	Barclays Bank PLC	9/20/2023	539,878
PHP	136,130,140	USD	2,429,811	Citibank N.A.	9/12/2023	47,881
THB	14,198,256	USD	413,907	Barclays Bank PLC	10/17/2023	3,860
THB	1,013,342,806	USD	29,396,449	JPMorgan Chase Bank N.A.	9/12/2023	320,621
TWD	565,087,570	USD	17,958,045	Citibank N.A.	8/03/2023	25,366
ZAR	72,172,753	USD	3,967,117	JPMorgan Chase Bank N.A.	10/20/2023	39,733
USD	10,402,437	AUD	15,219,794	Deutsche Bank AG	10/20/2023	152,085
USD	12,690,050	CAD	16,709,271	HSBC Bank	10/20/2023	5,167
USD	236,019	CAD	310,610	JPMorgan Chase Bank N.A.	10/20/2023	219
USD	3,712,958	CLP	3,025,578,346	Barclays Bank PLC	9/01/2023	118,271
USD	3,813,756	CLP	3,188,109,123	Barclays Bank PLC	10/20/2023	45,046
USD	502,082	CLP	405,667,232	Morgan Stanley Capital Services, Inc.	9/01/2023	20,109
USD	10,574,429	HUF	3,605,405,655	HSBC Bank	10/20/2023	503,585
USD	11,171,843	IDR	166,857,696,136	Citibank N.A.	8/07/2023	107,638
USD	2,270,376	PEN	8,073,539	Barclays Bank PLC	8/08/2023	31,094
USD	586,073	PLN	2,354,095	Goldman Sachs International	10/20/2023	598
USD	6,965,307	RON	30,826,199	Barclays Bank PLC	10/20/2023	109,298
USD	5,216,330	SGD	6,901,687	State Street Bank Corp.	10/20/2023	6,499
USD	1,326,467	THB	45,219,917	JPMorgan Chase Bank N.A.	9/12/2023	357
USD	9,870,516	TWD	301,307,978	Barclays Bank PLC	8/03/2023	281,657
USD	8,877,449	TWD	271,942,473	Citibank N.A.	8/03/2023	223,121
USD	1,777,504	ZAR	31,940,819	Deutsche Bank AG	10/20/2023	4,230
						$3,242,021
Liability Derivatives
CLP	1,374,136,686	USD	1,680,813	JPMorgan Chase Bank N.A.	9/01/2023	$(48,202)
CNH	37,208,737	USD	5,254,903	State Street Bank Corp.	10/20/2023	(11,664)
CZK	98,978,563	USD	4,546,362	Deutsche Bank AG	10/20/2023	(4,926)
CZK	133,889,373	USD	6,293,935	HSBC Bank	10/20/2023	(150,686)
CZK	43,295,559	USD	2,039,890	UBS AG	10/20/2023	(53,358)
EUR	13,214,134	USD	14,887,470	HSBC Bank	10/20/2023	(302,407)
EUR	951,678	USD	1,073,922	JPMorgan Chase Bank N.A.	10/20/2023	(23,510)
HUF	811,260,772	USD	2,343,075	Goldman Sachs International	8/22/2023	(49,524)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
HUF	519,035,887	USD	1,516,110	NatWest Markets PLC	10/20/2023	$(66,307)
IDR	5,191,771,380	USD	347,252	Goldman Sachs International	8/07/2023	(2,990)
IDR	5,333,476,840	USD	358,978	JPMorgan Chase Bank N.A.	8/07/2023	(5,319)
IDR	261,013,558,053	USD	17,747,246	Merrill Lynch International	8/07/2023	(439,638)
IDR	12,632,902,331	USD	839,535	Morgan Stanley Capital Services, Inc.	8/07/2023	(1,857)
JPY	1,093,794,743	USD	8,024,112	Morgan Stanley Capital Services, Inc.	10/20/2023	(240,100)
PEN	4,591,240	USD	1,278,726	Goldman Sachs International	8/08/2023	(5,296)
PLN	36,625,243	USD	9,187,101	UBS AG	10/20/2023	(78,226)
SGD	10,349,106	USD	7,859,925	State Street Bank Corp.	10/20/2023	(47,763)
TRY	36,569,552	USD	1,616,210	Barclays Bank PLC	8/24/2023	(276,390)
TRY	59,935,307	USD	2,168,870	HSBC Bank	10/11/2023	(35,211)
TRY	59,162,414	USD	2,175,889	JPMorgan Chase Bank N.A.	10/12/2023	(71,088)
TWD	8,162,880	USD	266,623	JPMorgan Chase Bank N.A.	8/03/2023	(6,847)
ZAR	9,083,491	USD	510,271	Morgan Stanley Capital Services, Inc.	10/20/2023	(5,978)
USD	2,361,070	BRL	12,051,102	Goldman Sachs International	9/01/2023	(173,920)
USD	3,566,496	BRL	17,850,475	Goldman Sachs International	9/05/2023	(185,850)
USD	578,258	BRL	2,803,971	Morgan Stanley Capital Services, Inc.	9/01/2023	(11,567)
USD	6,750,385	CLP	5,737,759,445	Barclays Bank PLC	10/20/2023	(32,304)
USD	10,223,754	COP	42,623,749,816	Barclays Bank PLC	10/18/2023	(421,217)
USD	2,177,538	EUR	1,985,512	Merrill Lynch International	8/22/2023	(7,621)
USD	7,769,655	IDR	117,314,012,468	Citibank N.A.	8/07/2023	(9,347)
USD	520,797	MXN	8,913,408	BNP Paribas S.A.	10/20/2023	(3,854)
USD	367,442	MXN	6,272,717	JPMorgan Chase Bank N.A.	10/20/2023	(1,775)
USD	1,452,230	PEN	5,314,000	Banco Santander S.A.	8/08/2023	(21,664)
USD	3,397,027	PEN	12,702,756	Goldman Sachs International	8/08/2023	(126,218)
USD	4,177,489	PEN	15,382,723	JPMorgan Chase Bank N.A.	8/08/2023	(89,072)
USD	2,086,338	PHP	116,709,748	Barclays Bank PLC	8/14/2023	(38,431)
USD	496,338	THB	17,026,870	Barclays Bank PLC	10/17/2023	(4,657)
USD	506,035	THB	17,674,211	JPMorgan Chase Bank N.A.	9/12/2023	(12,275)
USD	1,274,088	TRY	36,571,759	Barclays Bank PLC	10/11/2023	(27,844)
USD	18,106,384	TWD	565,087,570	Citibank N.A.	11/02/2023	(73,864)
						$(3,168,767)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	116	$23,551,625	September – 2023	$(76,978)
U.S. Treasury Note 5 yr	Long	USD	520	55,546,563	September – 2023	(1,154,579)
U.S. Treasury Ultra Note 10 yr	Long	USD	44	5,147,312	September – 2023	(130,443)
						$(1,362,000)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/25	BRL	78,054,000	centrally cleared	12.72% / At Maturity	Daily BZDIOVRA / At Maturity	$327,154	$—	$327,154
1/02/26	BRL	84,992,000	centrally cleared	12.195% / At Maturity	Daily BZDIOVRA / At Maturity	604,897	—	604,897
1/02/26	BRL	39,635,000	centrally cleared	10.08% / At Maturity	Daily BZDIOVRA / At Maturity	763	—	763
1/02/26	BRL	39,000,000	centrally cleared	9.995% / At Maturity	Daily BZDIOVRA / At Maturity	0	—	0
3/13/25	CLP	5,267,142,000	centrally cleared	8.23% / Semi-annually	Daily CLOIS / Semi-annually	121,250	—	121,250
8/02/25	CLP	5,375,000,000	centrally cleared	5.79% / Semi-annually	Daily CLOIS / Semi-annually	0	—	0
9/20/25	CLP	10,622,029,000	centrally cleared	6.14% / Semi-annually	Daily CLOIS / Semi-annually	185,105	—	185,105
4/28/33	CLP	3,953,502,000	centrally cleared	Daily CLOIS / Semi-annually	5.17% / Semi-annually	41,261	—	41,261
6/09/28	CNY	35,270,000	centrally cleared	2.462% / Quarterly	SHIBOR / Quarterly	12,676	—	12,676
9/20/25	CZK	155,000,000	centrally cleared	5.48% / Annually	PRIBOR / Semi-annually	47,771	—	47,771
9/20/25	CZK	158,428,000	centrally cleared	5.4% / Annually	PRIBOR / Semi-annually	37,830	—	37,830
9/20/25	CZK	161,987,000	centrally cleared	5.38% / Annually	PRIBOR / Semi-annually	35,869	—	35,869
9/20/25	CZK	164,235,000	centrally cleared	5.2% / Annually	PRIBOR / Semi-annually	10,718	—	10,718
9/20/25	HUF	3,368,000,000	centrally cleared	10.17% / Annually	BUBOR / Semi-annually	137,249	—	137,249
9/20/25	PLN	20,366,000	centrally cleared	5.15% / Annually	WIBOR / Semi-annually	11,725	—	11,725
9/20/28	PLN	20,366,000	centrally cleared	4.785% / Annually	WIBOR / Semi-annually	58,373	—	58,373
4/13/32	USD	2,916,000	centrally cleared	3.116% / At Maturity	USA-CPI-U / At Maturity	31,781	—	31,781
						$1,664,422	$—	$1,664,422
Liability Derivatives
Interest Rate Swaps
6/15/28	CNY	53,853,000	centrally cleared	2.35% / Quarterly	SHIBOR / Quarterly	$(22,206)	$—	$(22,206)
9/20/28	CNY	91,540,000	centrally cleared	2.41% / Quarterly	SHIBOR / Quarterly	(33,141)	—	(33,141)
9/20/28	CZK	110,699,000	centrally cleared	5.015% / Annually	PRIBOR / Semi-annually	(25,209)	—	(25,209)
3/28/25	MXN	36,098,000	centrally cleared	6.24% / 28 Days	28 day TIIE / 28 days	(128,453)	—	(128,453)
4/09/25	MXN	144,884,000	centrally cleared	6.27% / 28 Days	28 day TIIE / 28 days	(535,511)	—	(535,511)
4/11/25	MXN	73,866,000	centrally cleared	5.98% / 28 Days	28 day TIIE / 28 days	(292,931)	—	(292,931)
9/17/25	MXN	221,400,000	centrally cleared	9.065% / 28 Days	28 day TIIE / 28 days	(90,549)	—	(90,549)
9/17/25	MXN	105,000,000	centrally cleared	8.94% / 28 Days	28 day TIIE / 28 days	(56,894)	—	(56,894)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Interest Rate Swaps − continued
9/17/25	MXN	106,300,000	centrally cleared	9.1175% / 28 Days	28 day TIIE / 28 days	$(37,543)	$—	$(37,543)
9/17/25	MXN	265,479,000	centrally cleared	9.1% / 28 Days	28 day TIIE / 28 days	(98,701)	—	(98,701)
9/20/28	PLN	20,642,000	centrally cleared	4.415% / Annually	WIBOR / Semi-annually	(21,717)	—	(21,717)
7/27/32	THB	200,000,000	centrally cleared	2.47% / Quarterly	6-Month THBFIX / Quarterly	(93,879)	—	(93,879)
5/12/32	USD	4,177,000	centrally cleared	2.921% / At Maturity	USA-CPI-U / At Maturity	(7,989)	—	(7,989)
3/15/33	USD	3,122,000	centrally cleared	3.75% / Annually	Daily SOFR / Annually	(98,245)	95,911	(2,334)
4/28/33	USD	4,867,000	centrally cleared	3.149% / Annually	Daily SOFR / Annually	(237,214)	—	(237,214)
						$(1,780,182)	$95,911	$(1,684,271)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
7/07/27	MYR	36,564,000	JPMorgan Chase Bank N.A.	3.65% / Quarterly	3-Month KLIBOR / Quarterly	$(12,187)	$—	$(12,187)
At July 31, 2023, the fund had cash collateral of $5,953,472 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$38,130	$195,000	$—	$233,130
Non - U.S. Sovereign Debt	—	471,042,368	1,379,876	472,422,244
Foreign Bonds	—	16,355,950	—	16,355,950
Mutual Funds	21,610,725	—	—	21,610,725
Total	$21,648,855	$487,593,318	$1,379,876	$510,622,049
Other Financial Instruments
Futures Contracts – Liabilities	$(1,362,000)	$—	$—	$(1,362,000)
Forward Foreign Currency Exchange Contracts – Assets	—	3,242,021	—	3,242,021
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,168,767)	—	(3,168,767)
Swap Agreements – Assets	—	1,664,422	—	1,664,422
Swap Agreements – Liabilities	—	(1,696,458)	—	(1,696,458)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Fixed Income Securities
Balance as of 10/31/22	$2,036,062
Change in unrealized appreciation or depreciation	(656,186)
Balance as of 7/31/23	$1,379,876
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2023 is $(656,186). At July 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$75,804,189	$146,274,177	$200,471,716	$5,792	$(1,717)	$21,610,725
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,737,937	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2023, are as follows:
Mexico	22.4%
Brazil	19.1%
Czech Republic	11.6%
China	10.4%
Chile	8.9%
Indonesia	8.3%
Poland	8.0%
South Africa	6.8%
United States	(37.5)%
Other Countries	42.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.